Shareholder Report, Average Annual Return (Details) 198655_Scharf ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Scharf ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Scharf ETF NAV
Average Annual Return, Percent	6.80%	11.12%	9.88%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.30%
Russell 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Average Annual Return, Percent	9.44%	13.88%	10.72%